Taxation (Details) - Schedule of Between the Company’s Actual Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Between the Company Actual Provision for Income Taxes [Abstract]
Loss before income tax expense	$ (204,752)	$ (367,022)
Computed income tax expense with statutory tax rate	(51,188)	(91,756)
Preferential deduction
Changes in valuation allowance	708,281	595,943
Income tax expense	$ 657,093	$ 504,187